Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000145004
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class A
Trading Symbol	MMEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$198	1.55%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

  From an Index perspective, health care and information technology were the top-performing sectors.

  Stock selection in information technology and financials sectors were the largest positive contributors to the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had a higher market capitalization relative to the benchmark and this was a tailwind.

Top detractors from performance:

  From an Index perspective, utilities and consumer staples sectors were the worst-performing sectors.

  Security selection within health care and materials weighed most heavily on the Fund’s relative performance.

  Sector allocation detracted from the Fund’s performance relative to the Index, largely attributable to the underweight position in health care.

  From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index and this was a headwind.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Discovery Fund Class A @ NAV - $33,941	Victory Integrity Discovery Fund Class A @ MOP - $31,986	S&P 500® Index (regulatory broad based index) - $42,271	Russell Microcap® Value Index - $35,003
6/16	$10,000	$9,424	$10,000	$10,000
6/17	$13,036	$12,285	$11,790	$13,126
6/18	$15,091	$14,221	$13,484	$15,843
6/19	$13,278	$12,513	$14,889	$14,114
6/20	$10,121	$9,538	$16,006	$12,006
6/21	$19,181	$18,075	$22,536	$22,045
6/22	$16,252	$15,315	$20,144	$17,594
6/23	$17,244	$16,251	$24,091	$18,097
6/24	$19,561	$18,434	$30,006	$19,538
6/25	$21,906	$20,644	$34,556	$21,359
6/26	$33,941	$31,986	$42,271	$35,003

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	54.94%Footnote Reference	12.09%	13.00%
Class A @ MOP	46.02%	10.77%	12.33%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Microcap® Value Index	63.88%	9.69%	13.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 91,665,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 685,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,665
Number of Holdings	135
Investment Advisory Fees	$685
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Real Estate	3.2%
Communication Services	3.4%
Materials	4.6%
Energy	5.8%
Health Care	6.2%
Consumer Discretionary	12.4%
Information Technology	13.7%
Industrials	16.6%
FinancialsFootnote Reference**	30.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Lindblad Expeditions Holdings, Inc.	1.3%
Vishay Precision Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
Peoples Bancorp, Inc.	1.1%
HealthStream, Inc.	1.1%
The Marcus Corp.	1.0%
Interface, Inc., Class A	1.0%
Quanex Building Products Corp.	1.0%
Chiron Real Estate, Inc.	1.0%
First Mid Bancshares, Inc.	1.0%

C000145005
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class C
Trading Symbol	MMECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$311	2.45%

Expenses Paid, Amount	$ 311
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

  From an Index perspective, health care and information technology were the top-performing sectors.

  Stock selection in information technology and financials sectors were the largest positive contributors to the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had a higher market capitalization relative to the benchmark and this was a tailwind.

Top detractors from performance:

  From an Index perspective, utilities and consumer staples sectors were the worst-performing sectors.

  Security selection within health care and materials weighed most heavily on the Fund’s relative performance.

  Sector allocation detracted from the Fund’s performance relative to the Index, largely attributable to the underweight position in health care.

  From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index and this was a headwind.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Discovery Fund Class C @ NAV - $31,764	Victory Integrity Discovery Fund Class C @ CDSC - $31,764	S&P 500® Index (regulatory broad based index) - $42,271	Russell Microcap® Value Index - $35,003
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$12,933	$12,933	$11,790	$13,126
6/18	$14,858	$14,858	$13,484	$15,843
6/19	$12,964	$12,964	$14,889	$14,114
6/20	$9,799	$9,799	$16,006	$12,006
6/21	$18,415	$18,415	$22,536	$22,045
6/22	$15,471	$15,471	$20,144	$17,594
6/23	$16,271	$16,271	$24,091	$18,097
6/24	$18,306	$18,306	$30,006	$19,538
6/25	$20,501	$20,501	$34,556	$21,359
6/26	$31,764	$31,764	$42,271	$35,003

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	53.56%Footnote Reference	11.12%	12.25%
Class C @ CDSC	52.56%	11.12%	12.25%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Microcap® Value Index	63.88%	9.69%	13.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 91,665,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 685,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,665
Number of Holdings	135
Investment Advisory Fees	$685
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Real Estate	3.2%
Communication Services	3.4%
Materials	4.6%
Energy	5.8%
Health Care	6.2%
Consumer Discretionary	12.4%
Information Technology	13.7%
Industrials	16.6%
FinancialsFootnote Reference**	30.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Lindblad Expeditions Holdings, Inc.	1.3%
Vishay Precision Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
Peoples Bancorp, Inc.	1.1%
HealthStream, Inc.	1.1%
The Marcus Corp.	1.0%
Interface, Inc., Class A	1.0%
Quanex Building Products Corp.	1.0%
Chiron Real Estate, Inc.	1.0%
First Mid Bancshares, Inc.	1.0%

C000145007
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class Y
Trading Symbol	MMEYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$177	1.39%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

  From an Index perspective, health care and information technology were the top-performing sectors.

  Stock selection in information technology and financials sectors were the largest positive contributors to the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had a higher market capitalization relative to the benchmark and this was a tailwind.

Top detractors from performance:

  From an Index perspective, utilities and consumer staples sectors were the worst-performing sectors.

  Security selection within health care and materials weighed most heavily on the Fund’s relative performance.

  Sector allocation detracted from the Fund’s performance relative to the Index, largely attributable to the underweight position in health care.

  From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index and this was a headwind.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Discovery Fund Class Y - $3,465,066	S&P 500® Index (regulatory broad based index) - $4,227,112	Russell Microcap® Value Index - $3,500,277
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,306,183	$1,178,960	$1,312,624
6/18	$1,516,174	$1,348,424	$1,584,257
6/19	$1,337,037	$1,488,895	$1,411,359
6/20	$1,020,998	$1,600,639	$1,200,619
6/21	$1,940,815	$2,253,606	$2,204,538
6/22	$1,647,540	$2,014,367	$1,759,396
6/23	$1,751,134	$2,409,064	$1,809,731
6/24	$1,990,447	$3,000,635	$1,953,786
6/25	$2,232,732	$3,455,641	$2,135,903
6/26	$3,465,066	$4,227,112	$3,500,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	55.19%Footnote Reference	12.29%	13.23%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Microcap® Value Index	63.88%	9.69%	13.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 91,665,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 685,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,665
Number of Holdings	135
Investment Advisory Fees	$685
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Real Estate	3.2%
Communication Services	3.4%
Materials	4.6%
Energy	5.8%
Health Care	6.2%
Consumer Discretionary	12.4%
Information Technology	13.7%
Industrials	16.6%
FinancialsFootnote Reference**	30.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Lindblad Expeditions Holdings, Inc.	1.3%
Vishay Precision Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
Peoples Bancorp, Inc.	1.1%
HealthStream, Inc.	1.1%
The Marcus Corp.	1.0%
Interface, Inc., Class A	1.0%
Quanex Building Products Corp.	1.0%
Chiron Real Estate, Inc.	1.0%
First Mid Bancshares, Inc.	1.0%

C000219865
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Member Class
Trading Symbol	MMMMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$191	1.50%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

  From an Index perspective, health care and information technology were the top-performing sectors.

  Stock selection in information technology and financials sectors were the largest positive contributors to the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had a higher market capitalization relative to the benchmark and this was a tailwind.

Top detractors from performance:

  From an Index perspective, utilities and consumer staples sectors were the worst-performing sectors.

  Security selection within health care and materials weighed most heavily on the Fund’s relative performance.

  Sector allocation detracted from the Fund’s performance relative to the Index, largely attributable to the underweight position in health care.

  From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index and this was a headwind.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Discovery Fund Member Class - $30,709	S&P 500® Index (regulatory broad based index) - $24,603	Russell Microcap® Value Index - $27,046
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$17,285	$13,117	$17,034
6/22	$14,663	$11,724	$13,594
6/23	$15,566	$14,021	$13,983
6/24	$17,679	$17,465	$15,096
6/25	$19,801	$20,113	$16,503
6/26	$30,709	$24,603	$27,046

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Member Class	55.09%Footnote Reference	12.18%	21.93%Footnote Reference
S&P 500® Index	22.32%	13.41%	17.25%
Russell Microcap® Value Index	63.88%	9.69%	19.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 91,665,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 685,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,665
Number of Holdings	135
Investment Advisory Fees	$685
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Real Estate	3.2%
Communication Services	3.4%
Materials	4.6%
Energy	5.8%
Health Care	6.2%
Consumer Discretionary	12.4%
Information Technology	13.7%
Industrials	16.6%
FinancialsFootnote Reference**	30.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Lindblad Expeditions Holdings, Inc.	1.3%
Vishay Precision Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%
Peoples Bancorp, Inc.	1.1%
HealthStream, Inc.	1.1%
The Marcus Corp.	1.0%
Interface, Inc., Class A	1.0%
Quanex Building Products Corp.	1.0%
Chiron Real Estate, Inc.	1.0%
First Mid Bancshares, Inc.	1.0%

C000144991
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAIMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Mid-Cap Value Fund Class A @ NAV - $28,307	Victory Integrity Mid-Cap Value Fund Class A @ MOP - $26,681	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$9,426	$10,000	$10,000
6/17	$11,607	$10,941	$11,790	$11,593
6/18	$12,922	$12,180	$13,484	$12,473
6/19	$12,969	$12,224	$14,889	$12,932
6/20	$11,166	$10,525	$16,006	$11,405
6/21	$17,715	$16,698	$22,536	$17,456
6/22	$16,553	$15,603	$20,144	$15,711
6/23	$18,843	$17,761	$24,091	$17,361
6/24	$21,050	$19,842	$30,006	$19,441
6/25	$22,688	$21,385	$34,556	$21,683
6/26	$28,307	$26,681	$42,271	$27,455

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	24.76%Footnote Reference	9.83%	10.97%
Class A @ MOP	17.59%	8.53%	10.31%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 376,079,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 2,545,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%

C000217047
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	MCIMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$196	1.75%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Mid-Cap Value Fund Class C @ NAV - $19,973	Victory Integrity Mid-Cap Value Fund Class C @ CDSC - $19,973	S&P 500® Index (regulatory broad based index) - $27,061	Russell Midcap® Value Index - $20,584
11/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/20	$8,245	$8,245	$10,247	$8,550
6/21	$12,979	$12,979	$14,427	$13,088
6/22	$12,036	$12,036	$12,896	$11,779
6/23	$13,599	$13,599	$15,422	$13,016
6/24	$15,081	$15,081	$19,209	$14,575
6/25	$16,127	$16,127	$22,122	$16,256
6/26	$19,973	$19,973	$27,061	$20,584

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	23.85%Footnote Reference	9.00%	10.94%
Class C @ CDSC	22.85%	9.00%	10.94%
S&P 500® Index	22.32%	13.41%	16.11%
Russell Midcap® Value Index	26.62%	9.48%	11.44%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 376,079,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 2,545,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%

C000164741
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MRIMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Mid-Cap Value Fund Class R6 - $29,397	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$10,000	$10,000
6/17	$11,642	$11,790	$11,593
6/18	$13,003	$13,484	$12,473
6/19	$13,097	$14,889	$12,932
6/20	$11,325	$16,006	$11,405
6/21	$18,035	$22,536	$17,456
6/22	$16,916	$20,144	$15,711
6/23	$19,333	$24,091	$17,361
6/24	$21,693	$30,006	$19,441
6/25	$23,467	$34,556	$21,683
6/26	$29,397	$42,271	$27,455

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	25.27%Footnote Reference	10.27%	11.39%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 376,079,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 2,545,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%

C000144992
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYIMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Mid-Cap Value Fund Class Y - $2,901,898	S&P 500® Index (regulatory broad based index) - $4,227,112	Russell Midcap® Value Index - $2,745,521
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,164,313	$1,178,960	$1,159,255
6/18	$1,299,160	$1,348,424	$1,247,304
6/19	$1,306,677	$1,488,895	$1,293,221
6/20	$1,128,058	$1,600,639	$1,140,467
6/21	$1,793,980	$2,253,606	$1,745,645
6/22	$1,680,026	$2,014,367	$1,571,133
6/23	$1,917,564	$2,409,064	$1,736,145
6/24	$2,147,381	$3,000,635	$1,944,092
6/25	$2,319,877	$3,455,641	$2,168,324
6/26	$2,901,898	$4,227,112	$2,745,521

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	25.09%Footnote Reference	10.10%	11.24%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 376,079,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 2,545,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%

C000219863
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMIJX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, mid-cap value stocks outperformed mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology and energy were the top-performing sectors.

• The industrials, financials, and real estate sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

• From an Index perspective, consumer staples and real estate were the worst-performing sectors.

• Security selection in the information technology sector was the largest detractor to the Fund’s performance.

• The Fund’s lower volume and smaller market capitalization relative to the Index were both style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Mid-Cap Value Fund Member Class - $23,093	S&P 500® Index (regulatory broad based index) - $24,603	Russell Midcap® Value Index - $21,908
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$14,346	$13,117	$13,929
6/22	$13,420	$11,724	$12,537
6/23	$15,301	$14,021	$13,853
6/24	$17,124	$17,465	$15,513
6/25	$18,476	$20,113	$17,302
6/26	$23,093	$24,603	$21,908

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Member Class	24.99%Footnote Reference	9.99%	15.94%Footnote Reference
S&P 500® Index	22.32%	13.41%	17.25%
Russell Midcap® Value Index	26.62%	9.48%	14.87%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 376,079,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 2,545,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$376,079
Number of Holdings	119
Investment Advisory Fees	$2,545
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	5.1%
Materials	6.2%
Energy	6.4%
Utilities	6.9%
Real Estate	7.2%
Consumer Discretionary	8.2%
Health Care	10.4%
Information Technology	12.5%
Financials	15.9%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Fifth Third Bancorp	1.4%
MKS, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., Class A	1.3%
State Street Corp.	1.3%
Valero Energy Corp.	1.3%
M&T Bank Corp.	1.3%
AMETEK, Inc.	1.3%
Nucor Corp.	1.3%
Xcel Energy, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%

C000144977
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class A
Trading Symbol	VSCVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$169	1.41%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small-Cap Value Fund Class A @ NAV - $26,651	Victory Integrity Small-Cap Value Fund Class A @ MOP - $25,122	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$9,426	$10,000	$10,000
6/17	$12,272	$11,568	$11,851	$12,486
6/18	$13,813	$13,020	$13,602	$14,121
6/19	$12,823	$12,088	$14,824	$13,241
6/20	$9,704	$9,147	$15,792	$10,927
6/21	$17,507	$16,502	$22,767	$18,934
6/22	$15,383	$14,500	$19,610	$15,851
6/23	$17,879	$16,854	$23,327	$16,803
6/24	$19,742	$18,610	$28,721	$18,634
6/25	$19,088	$17,993	$33,114	$19,666
6/26	$26,651	$25,122	$40,672	$28,123

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	39.62%Footnote Reference	8.77%	10.30%
Class A @ MOP	31.58%	7.49%	9.65%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,148,547,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,106,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%

C000144978
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class C
Trading Symbol	MCVSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$280	2.35%

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small-Cap Value Fund Class C @ NAV - $25,078	Victory Integrity Small-Cap Value Fund Class C @ CDSC - $25,078	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$12,192	$12,192	$11,851	$12,486
6/18	$13,639	$13,639	$13,602	$14,121
6/19	$12,577	$12,577	$14,824	$13,241
6/20	$9,444	$9,444	$15,792	$10,927
6/21	$16,891	$16,891	$22,767	$18,934
6/22	$14,734	$14,734	$19,610	$15,851
6/23	$16,978	$16,978	$23,327	$16,803
6/24	$18,577	$18,577	$28,721	$18,634
6/25	$17,962	$17,962	$33,114	$19,666
6/26	$25,078	$25,078	$40,672	$28,123

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	38.31%Footnote Reference	7.81%	9.63%
Class C @ CDSC	37.31%	7.81%	9.63%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,148,547,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,106,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%

C000144979
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R
Trading Symbol	MRVSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$209	1.75%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small-Cap Value Fund Class R - $25,915	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000
6/17	$12,242	$11,851	$12,486
6/18	$13,746	$13,602	$14,121
6/19	$12,730	$14,824	$13,241
6/20	$9,606	$15,792	$10,927
6/21	$17,283	$22,767	$18,934
6/22	$15,154	$19,610	$15,851
6/23	$17,558	$23,327	$16,803
6/24	$19,324	$28,721	$18,634
6/25	$18,623	$33,114	$19,666
6/26	$25,915	$40,672	$28,123

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R	39.16%Footnote Reference	8.44%	9.99%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,148,547,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,106,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%

C000144980
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	MVSSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$113	0.94%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small-Cap Value Fund Class R6 - $28,055	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000
6/17	$12,340	$11,851	$12,486
6/18	$13,966	$13,602	$14,121
6/19	$13,034	$14,824	$13,241
6/20	$9,913	$15,792	$10,927
6/21	$17,984	$22,767	$18,934
6/22	$15,892	$19,610	$15,851
6/23	$18,559	$23,327	$16,803
6/24	$20,589	$28,721	$18,634
6/25	$20,001	$33,114	$19,666
6/26	$28,055	$40,672	$28,123

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	40.27%Footnote Reference	9.30%	10.87%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,148,547,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,106,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%

C000144981
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class Y
Trading Symbol	VSVIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$126	1.05%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small value stocks outperformed small growth stocks.

Top contributors to performance:

  Information technology, health care, and communication services were the top-performing sectors within the Index.

  The information technology, consumer discretionary, and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights were modestly positive on the Fund’s performance relative to the Index largely due to our overweight to information technology.

Top detractors from performance:

  Utilities and consumer staples were the worst-performing sectors within the Index.

  Security selection in the health care, financials, and communication services sectors was the largest detractor from the Fund’s performance.

  The Fund’s lower-volatility and larger-market-capitalization exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small-Cap Value Fund Class Y - $2,768,928	Russell 3000® Index (regulatory broad based index) - $4,067,175	Russell 2000® Value Index - $2,812,317
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,231,376	$1,185,095	$1,248,570
6/18	$1,391,527	$1,360,229	$1,412,122
6/19	$1,296,429	$1,482,412	$1,324,070
6/20	$984,765	$1,579,207	$1,092,663
6/21	$1,783,711	$2,276,654	$1,893,362
6/22	$1,574,622	$1,960,982	$1,585,114
6/23	$1,836,827	$2,332,660	$1,680,340
6/24	$2,035,994	$2,872,090	$1,863,426
6/25	$1,975,780	$3,311,398	$1,966,573
6/26	$2,768,928	$4,067,175	$2,812,317

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	40.14%Footnote Reference	9.19%	10.72%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,148,547,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,106,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,148,547
Number of Holdings	130
Investment Advisory Fees	$9,106
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.7%
Utilities	3.4%
Materials	4.7%
Energy	6.3%
Health Care	7.8%
Consumer Discretionary	8.9%
Real Estate	9.7%
Information Technology	11.8%
Industrials	13.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Commerce Bancshares, Inc.	1.3%
The Chefs' Warehouse, Inc.	1.2%
Glacier Bancorp, Inc.	1.2%
Hancock Whitney Corp.	1.2%
M/I Homes, Inc.	1.2%
Essent Group Ltd.	1.1%
Ameris Bancorp	1.1%
The Timken Co.	1.1%
CVB Financial Corp.	1.1%
Curbline Properties Corp.	1.1%

C000144993
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$131	1.13%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small/mid-cap value stocks outperformed small/mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology, health care, and energy were the top-performing sectors.

• Consumer discretionary, industrials, and materials were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

• From an Index perspective, consumer staples and consumer discretionary were the worst-performing sectors.

• Security selection in information technology was the largest detractor to the Fund’s performance.

• Sector weights were a drag on the Fund’s performance relative to the Index largely due to the Fund’s underweight in information technology.

• The Fund’s lower volatility and higher-volume exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small/Mid-Cap Value Fund Class A @ NAV - $29,360	Victory Integrity Small/Mid-Cap Value Fund Class A @ MOP - $27,670	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2500™ Value Index - $29,117
6/16	$10,000	$9,424	$10,000	$10,000
6/17	$12,097	$11,400	$11,851	$11,836
6/18	$13,567	$12,786	$13,602	$13,196
6/19	$13,342	$12,574	$14,824	$12,942
6/20	$10,811	$10,189	$15,792	$10,936
6/21	$18,726	$17,648	$22,767	$17,851
6/22	$17,107	$16,122	$19,610	$15,496
6/23	$19,687	$18,554	$23,327	$17,103
6/24	$21,581	$20,339	$28,721	$19,026
6/25	$22,217	$20,938	$33,114	$21,017
6/26	$29,360	$27,670	$40,672	$29,117

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	32.15%Footnote Reference	9.41%	11.37%
Class A @ MOP	24.56%	8.12%	10.71%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 371,664,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 2,651,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$371,664
Number of Holdings	122
Investment Advisory Fees	$2,651
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Utilities	3.5%
Energy	4.2%
Materials	6.2%
Consumer Discretionary	8.0%
Real Estate	8.7%
Health Care	9.4%
Information Technology	14.4%
Financials	19.0%
Industrials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Valmont Industries, Inc.	1.6%
The Timken Co.	1.5%
Commerce Bancshares, Inc.	1.4%
MKS, Inc.	1.3%
F5, Inc.	1.2%
WESCO International, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Camden Property Trust	1.2%
Textron, Inc.	1.2%
C.H. Robinson Worldwide, Inc.	1.2%

C000155526
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MIRSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small/mid-cap value stocks outperformed small/mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology, health care, and energy were the top-performing sectors.

• Consumer discretionary, industrials, and materials were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

• From an Index perspective, consumer staples and consumer discretionary were the worst-performing sectors.

• Security selection in information technology was the largest detractor to the Fund’s performance.

• Sector weights were a drag on the Fund’s performance relative to the Index largely due to the Fund’s underweight in information technology.

• The Fund’s lower volatility and higher-volume exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small/Mid-Cap Value Fund Class R6 - $30,263	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2500™ Value Index - $29,117
6/16	$10,000	$10,000	$10,000
6/17	$12,135	$11,851	$11,836
6/18	$13,656	$13,602	$13,196
6/19	$13,467	$14,824	$12,942
6/20	$10,948	$15,792	$10,936
6/21	$19,015	$22,767	$17,851
6/22	$17,421	$19,610	$15,496
6/23	$20,115	$23,327	$17,103
6/24	$22,122	$28,721	$19,026
6/25	$22,844	$33,114	$21,017
6/26	$30,263	$40,672	$29,117

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	32.48%Footnote Reference	9.74%	11.71%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 371,664,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 2,651,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$371,664
Number of Holdings	122
Investment Advisory Fees	$2,651
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Utilities	3.5%
Energy	4.2%
Materials	6.2%
Consumer Discretionary	8.0%
Real Estate	8.7%
Health Care	9.4%
Information Technology	14.4%
Financials	19.0%
Industrials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Valmont Industries, Inc.	1.6%
The Timken Co.	1.5%
Commerce Bancshares, Inc.	1.4%
MKS, Inc.	1.3%
F5, Inc.	1.2%
WESCO International, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Camden Property Trust	1.2%
Textron, Inc.	1.2%
C.H. Robinson Worldwide, Inc.	1.2%

C000144994
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$102	0.88%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small/mid-cap value stocks outperformed small/mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology, health care, and energy were the top-performing sectors.

• Consumer discretionary, industrials, and materials were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

• From an Index perspective, consumer staples and consumer discretionary were the worst-performing sectors.

• Security selection in information technology was the largest detractor to the Fund’s performance.

• Sector weights were a drag on the Fund’s performance relative to the Index largely due to the Fund’s underweight in information technology.

• The Fund’s lower volatility and higher-volume exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small/Mid-Cap Value Fund Class Y - $3,010,999	Russell 3000® Index (regulatory broad based index) - $4,067,175	Russell 2500™ Value Index - $2,911,702
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,212,486	$1,185,095	$1,183,606
6/18	$1,364,215	$1,360,229	$1,319,589
6/19	$1,344,427	$1,482,412	$1,294,199
6/20	$1,092,589	$1,579,207	$1,093,616
6/21	$1,896,803	$2,276,654	$1,785,118
6/22	$1,736,617	$1,960,982	$1,549,600
6/23	$2,004,468	$2,332,660	$1,710,302
6/24	$2,202,463	$2,872,090	$1,902,570
6/25	$2,272,551	$3,311,398	$2,101,739
6/26	$3,010,999	$4,067,175	$2,911,702

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	32.49%Footnote Reference	9.68%	11.65%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2500™ Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 371,664,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 2,651,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$371,664
Number of Holdings	122
Investment Advisory Fees	$2,651
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Utilities	3.5%
Energy	4.2%
Materials	6.2%
Consumer Discretionary	8.0%
Real Estate	8.7%
Health Care	9.4%
Information Technology	14.4%
Financials	19.0%
Industrials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Valmont Industries, Inc.	1.6%
The Timken Co.	1.5%
Commerce Bancshares, Inc.	1.4%
MKS, Inc.	1.3%
F5, Inc.	1.2%
WESCO International, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Camden Property Trust	1.2%
Textron, Inc.	1.2%
C.H. Robinson Worldwide, Inc.	1.2%

C000219864
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMMSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy, all things related to AI, and geopolitical turmoil were large headline factors. Equities continued to make all-time highs in the second half of 2025 on the heels of earnings momentum and continued signs of runway for the AI secular growth theme. 2025 came to a close with muted results in December driven by a late-month rotation out of AI/technology stocks, profit taking, and uncertainty on the pace of future Federal Reserve interest rate cuts in 2026. As the calendar turned to 2026, the first quarter of the year was defined by a sharp transition from early-year momentum to late-quarter volatility, primarily driven by a significant geopolitical shock and shifting interest rate expectations. After starting the year with modest gains in January, major indices sold off in March as conflict in the Middle East sparked a massive spike in oil prices, reigniting inflation fears. U.S. equity markets saw a powerful 2026 second quarter advance fueled by robust momentum in AI-related technology sectors, strong corporate earnings, and easing geopolitical concerns surrounding the U.S.-Iran conflict. While the early gains were led by large-cap growth, the rally ultimately broadened to include value and small-cap benchmarks. For the one-year period ending June 30, 2026, small/mid-cap value stocks outperformed small/mid-cap growth stocks.

Top contributors to performance:

• From an Index perspective, information technology, health care, and energy were the top-performing sectors.

• Consumer discretionary, industrials, and materials were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

• From an Index perspective, consumer staples and consumer discretionary were the worst-performing sectors.

• Security selection in information technology was the largest detractor to the Fund’s performance.

• Sector weights were a drag on the Fund’s performance relative to the Index largely due to the Fund’s underweight in information technology.

• The Fund’s lower volatility and higher-volume exposures relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Integrity Small/Mid-Cap Value Fund Member Class - $24,859	Russell 3000® Index (regulatory broad based index) - $23,807	Russell 2500™ Value Index - $24,555
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$15,717	$13,326	$15,054
6/22	$14,373	$11,478	$13,068
6/23	$16,578	$13,654	$14,423
6/24	$18,209	$16,812	$16,045
6/25	$18,779	$19,383	$17,724
6/26	$24,859	$23,807	$24,555

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Member Class	32.38%Footnote Reference	9.60%	17.46%Footnote Reference
Russell 3000® Index	22.82%	12.31%	16.57%
Russell 2500™ Value Index	38.54%	10.28%	17.21%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 371,664,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 2,651,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$371,664
Number of Holdings	122
Investment Advisory Fees	$2,651
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Utilities	3.5%
Energy	4.2%
Materials	6.2%
Consumer Discretionary	8.0%
Real Estate	8.7%
Health Care	9.4%
Information Technology	14.4%
Financials	19.0%
Industrials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Valmont Industries, Inc.	1.6%
The Timken Co.	1.5%
Commerce Bancshares, Inc.	1.4%
MKS, Inc.	1.3%
F5, Inc.	1.2%
WESCO International, Inc.	1.2%
Sensata Technologies Holding PLC	1.2%
Camden Property Trust	1.2%
Textron, Inc.	1.2%
C.H. Robinson Worldwide, Inc.	1.2%

C000144984
Shareholder Report [Line Items]
Fund Name	Victory Multi-Cap Fund
Class Name	Class A
Trading Symbol	MNNAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$139	1.21%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• Relative to the Russell 3000® Index, the Fund generated its strongest relative performance within the financials, information technology, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Seagate Technology Holdings PLC.

Top detractors from performance:

• The absence of positions in Advanced Micro Devices, Inc. and Intel Corp. detracted from the Fund’s relative performance.

• The materials sector was the largest detractor from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Multi-Cap Fund Class A @ NAV - $40,543	Victory Multi-Cap Fund Class A @ MOP - $38,212	Russell 3000® Index (regulatory broad based index) - $40,672	S&P 500® Index - $42,271
6/16	$10,000	$9,425	$10,000	$10,000
6/17	$11,740	$11,065	$11,851	$11,790
6/18	$13,310	$12,545	$13,602	$13,484
6/19	$13,691	$12,904	$14,824	$14,889
6/20	$13,899	$13,101	$15,792	$16,006
6/21	$19,465	$18,346	$22,767	$22,536
6/22	$17,768	$16,747	$19,610	$20,144
6/23	$21,645	$20,401	$23,327	$24,091
6/24	$26,631	$25,100	$28,721	$30,006
6/25	$31,055	$29,270	$33,114	$34,556
6/26	$40,543	$38,212	$40,672	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	30.55%Footnote Reference	15.81%Footnote Reference	15.02%Footnote Reference
Class A @ MOP	23.05%	14.44%	14.35%
Russell 3000® Index	22.82%	12.31%	15.06%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 584,325,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 4,005,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$584,325
Number of Holdings	124
Investment Advisory Fees	$4,005
Portfolio Turnover	69%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	1.5%
Energy	3.3%
Consumer Staples	5.0%
Communication Services	7.6%
Consumer Discretionary	7.8%
Industrials	9.4%
Financials	9.6%
Health Care	12.0%
Information TechnologyFootnote Reference**	39.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	4.6%
KLA Corp.	3.9%
Microsoft Corp.	3.9%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.2%
JPMorgan Chase & Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000144985
Shareholder Report [Line Items]
Fund Name	Victory Multi-Cap Fund
Class Name	Class C
Trading Symbol	MNNCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$248	2.16%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• Relative to the Russell 3000® Index, the Fund generated its strongest relative performance within the financials, information technology, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Seagate Technology Holdings PLC.

Top detractors from performance:

• The absence of positions in Advanced Micro Devices, Inc. and Intel Corp. detracted from the Fund’s relative performance.

• The materials sector was the largest detractor from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Multi-Cap Fund Class C @ NAV - $37,972	Victory Multi-Cap Fund Class C @ CDSC - $37,972	Russell 3000® Index (regulatory broad based index) - $40,672	S&P 500® Index - $42,271
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,645	$11,645	$11,851	$11,790
6/18	$13,099	$13,099	$13,602	$13,484
6/19	$13,389	$13,389	$14,824	$14,889
6/20	$13,481	$13,481	$15,792	$16,006
6/21	$18,722	$18,722	$22,767	$22,536
6/22	$16,939	$16,939	$19,610	$20,144
6/23	$20,458	$20,458	$23,327	$24,091
6/24	$24,943	$24,943	$28,721	$30,006
6/25	$29,086	$29,086	$33,114	$34,556
6/26	$37,972	$37,972	$40,672	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	29.34%Footnote Reference	14.76%	14.27%
Class C @ CDSC	28.34%	14.76%	14.27%
Russell 3000® Index	22.82%	12.31%	15.06%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 584,325,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 4,005,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$584,325
Number of Holdings	124
Investment Advisory Fees	$4,005
Portfolio Turnover	69%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	1.5%
Energy	3.3%
Consumer Staples	5.0%
Communication Services	7.6%
Consumer Discretionary	7.8%
Industrials	9.4%
Financials	9.6%
Health Care	12.0%
Information TechnologyFootnote Reference**	39.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	4.6%
KLA Corp.	3.9%
Microsoft Corp.	3.9%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.2%
JPMorgan Chase & Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000144987
Shareholder Report [Line Items]
Fund Name	Victory Multi-Cap Fund
Class Name	Class Y
Trading Symbol	MNNYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$109	0.94%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• Relative to the Russell 3000® Index, the Fund generated its strongest relative performance within the financials, information technology, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Seagate Technology Holdings PLC.

Top detractors from performance:

• The absence of positions in Advanced Micro Devices, Inc. and Intel Corp. detracted from the Fund’s relative performance.

• The materials sector was the largest detractor from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Multi-Cap Fund Class Y - $4,192,304	Russell 3000® Index (regulatory broad based index) - $4,067,175	S&P 500® Index - $4,227,112
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,178,553	$1,185,095	$1,178,960
6/18	$1,341,270	$1,360,229	$1,348,424
6/19	$1,384,285	$1,482,412	$1,488,895
6/20	$1,410,936	$1,579,207	$1,600,639
6/21	$1,982,898	$2,276,654	$2,253,606
6/22	$1,815,892	$1,960,982	$2,014,367
6/23	$2,219,008	$2,332,660	$2,409,064
6/24	$2,738,695	$2,872,090	$3,000,635
6/25	$3,202,497	$3,311,398	$3,455,641
6/26	$4,192,304	$4,067,175	$4,227,112

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	30.91%Footnote Reference	16.15%Footnote Reference	15.41%Footnote Reference
Russell 3000® Index	22.82%	12.31%	15.06%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 584,325,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 4,005,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$584,325
Number of Holdings	124
Investment Advisory Fees	$4,005
Portfolio Turnover	69%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	1.5%
Energy	3.3%
Consumer Staples	5.0%
Communication Services	7.6%
Consumer Discretionary	7.8%
Industrials	9.4%
Financials	9.6%
Health Care	12.0%
Information TechnologyFootnote Reference**	39.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	4.6%
KLA Corp.	3.9%
Microsoft Corp.	3.9%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.2%
JPMorgan Chase & Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, Victory Munder Multi-Cap Fund was renamed to Victory Multi-Cap Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000144988
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class A
Trading Symbol	MUXAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

• During the reporting period, all 11 sectors delivered positive absolute returns.

• The information technology sector was the best-performing sector.

Top detractors from performance:

• The financials sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory S&P 500 Index Fund Class A @ NAV - $40,058	Victory S&P 500 Index Fund Class A @ MOP - $39,162	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$9,776	$10,000
6/17	$11,716	$11,454	$11,790
6/18	$13,324	$13,026	$13,484
6/19	$14,630	$14,302	$14,889
6/20	$15,648	$15,298	$16,006
6/21	$21,907	$21,417	$22,536
6/22	$19,473	$19,037	$20,144
6/23	$23,149	$22,631	$24,091
6/24	$28,674	$28,033	$30,006
6/25	$32,919	$32,183	$34,556
6/26	$40,058	$39,162	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	21.69%Footnote Reference	12.83%	14.89%
Class A @ MOP	18.95%	12.32%	14.63%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 296,274,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 537,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$296,274
Number of Holdings	509
Investment Advisory Fees	$537
Portfolio Turnover	5%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.5%
Health Care	8.8%
Industrials	8.9%
Consumer Discretionary	9.2%
Communication Services	9.6%
Financials	11.7%
Information TechnologyFootnote Reference**	37.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000144989
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class R
Trading Symbol	MUXRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

• During the reporting period, all 11 sectors delivered positive absolute returns.

• The information technology sector was the best-performing sector.

Top detractors from performance:

• The financials sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory S&P 500 Index Fund Class R - $38,530	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$10,000
6/17	$11,659	$11,790
6/18	$13,211	$13,484
6/19	$14,441	$14,889
6/20	$15,390	$16,006
6/21	$21,458	$22,536
6/22	$18,998	$20,144
6/23	$22,493	$24,091
6/24	$27,775	$30,006
6/25	$31,773	$34,556
6/26	$38,530	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R	21.27%Footnote Reference	12.42%	14.44%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 296,274,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 537,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$296,274
Number of Holdings	509
Investment Advisory Fees	$537
Portfolio Turnover	5%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.5%
Health Care	8.8%
Industrials	8.9%
Consumer Discretionary	9.2%
Communication Services	9.6%
Financials	11.7%
Information TechnologyFootnote Reference**	37.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000144990
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	MUXYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

• During the reporting period, all 11 sectors delivered positive absolute returns.

• The information technology sector was the best-performing sector.

Top detractors from performance:

• The financials sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory S&P 500 Index Fund Class Y - $4,050,825	S&P 500® Index (regulatory broad based index) - $4,227,112
6/16	$1,000,000	$1,000,000
6/17	$1,173,344	$1,178,960
6/18	$1,337,139	$1,348,424
6/19	$1,469,858	$1,488,895
6/20	$1,573,846	$1,600,639
6/21	$2,205,884	$2,253,606
6/22	$1,961,988	$2,014,367
6/23	$2,334,313	$2,409,064
6/24	$2,893,734	$3,000,635
6/25	$3,324,577	$3,455,641
6/26	$4,050,825	$4,227,112

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	21.85%Footnote Reference	12.93%	15.01%Footnote Reference
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 296,274,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 537,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$296,274
Number of Holdings	509
Investment Advisory Fees	$537
Portfolio Turnover	5%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.5%
Health Care	8.8%
Industrials	8.9%
Consumer Discretionary	9.2%
Communication Services	9.6%
Financials	11.7%
Information TechnologyFootnote Reference**	37.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000144972
Shareholder Report [Line Items]
Fund Name	Victory Mid-Cap Core Growth Fund
Class Name	Class A
Trading Symbol	MGOAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$143	1.26%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund’s best-performing sectors for the year on a relative basis were industrials and financials relative to the Russell MidCap® Index (the “Index”).

• The largest individual contributors to the Fund’s relative performance were Comfort Systems USA, Inc. and BrightSpring Health Services, Inc.

Top detractors from performance:

• The Fund’s worst-performing sectors were information technology and materials.

• The absence of positions in Western Digital Corp. and Corning, Inc., both holdings within the Index, were the Fund’s two largest individual detractors over the past year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Mid-Cap Core Growth Fund Class A @ NAV - $29,222	Victory Mid-Cap Core Growth Fund Class A @ MOP - $27,538	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Index - $31,060	Russell Midcap® Growth Index - $34,075
6/16	$10,000	$9,424	$10,000	$10,000	$10,000
6/17	$11,718	$11,043	$11,790	$11,648	$11,705
6/18	$13,133	$12,377	$13,484	$13,084	$13,873
6/19	$13,682	$12,894	$14,889	$14,108	$15,806
6/20	$13,266	$12,502	$16,006	$13,792	$17,689
6/21	$19,571	$18,443	$22,536	$20,660	$25,432
6/22	$16,274	$15,337	$20,144	$17,087	$17,911
6/23	$18,119	$17,075	$24,091	$19,637	$22,054
6/24	$20,207	$19,043	$30,006	$22,165	$25,373
6/25	$22,896	$21,577	$34,556	$25,536	$32,095
6/26	$29,222	$27,538	$42,271	$31,060	$34,075

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	27.63%Footnote Reference	8.35%	11.32%
Class A @ MOP	20.29%	7.07%	10.66%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 319,368,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,163,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$319,368
Number of Holdings	114
Investment Advisory Fees	$2,163
Portfolio Turnover	100%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	3.1%
Materials	3.9%
Consumer Staples	4.9%
Utilities	6.1%
Energy	6.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Information Technology	15.2%
Financials	16.5%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
The Allstate Corp.	2.7%
Comfort Systems USA, Inc.	2.7%
Ralph Lauren Corp., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
BrightSpring Health Services, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Synchrony Financial	1.8%
FirstEnergy Corp.	1.7%
EMCOR Group, Inc.	1.7%
Delta Air Lines, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth was renamed to Victory Mid-Cap Core Growth Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000144973
Shareholder Report [Line Items]
Fund Name	Victory Mid-Cap Core Growth Fund
Class Name	Class C
Trading Symbol	MGOTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$240	2.12%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund’s best-performing sectors for the year on a relative basis were industrials and financials relative to the Russell MidCap® Index (the “Index”).

• The largest individual contributors to the Fund’s relative performance were Comfort Systems USA, Inc. and BrightSpring Health Services, Inc.

Top detractors from performance:

• The Fund’s worst-performing sectors were information technology and materials.

• The absence of positions in Western Digital Corp. and Corning, Inc., both holdings within the Index, were the Fund’s two largest individual detractors over the past year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Mid-Cap Core Growth Fund Class C @ NAV - $27,518	Victory Mid-Cap Core Growth Fund Class C @ CDSC - $27,518	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Index - $31,060	Russell Midcap® Growth Index - $34,075
6/16	$10,000	$10,000	$10,000	$10,000	$10,000
6/17	$11,643	$11,643	$11,790	$11,648	$11,705
6/18	$12,955	$12,955	$13,484	$13,084	$13,873
6/19	$13,410	$13,410	$14,889	$14,108	$15,806
6/20	$12,897	$12,897	$16,006	$13,792	$17,689
6/21	$18,895	$18,895	$22,536	$20,660	$25,432
6/22	$15,583	$15,583	$20,144	$17,087	$17,911
6/23	$17,188	$17,188	$24,091	$19,637	$22,054
6/24	$19,029	$19,029	$30,006	$22,165	$25,373
6/25	$21,561	$21,561	$34,556	$25,536	$32,095
6/26	$27,518	$27,518	$42,271	$31,060	$34,075

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	26.55%Footnote Reference	7.40%	10.65%
Class C @ CDSC	25.55%	7.40%	10.65%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 319,368,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,163,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$319,368
Number of Holdings	114
Investment Advisory Fees	$2,163
Portfolio Turnover	100%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	3.1%
Materials	3.9%
Consumer Staples	4.9%
Utilities	6.1%
Energy	6.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Information Technology	15.2%
Financials	16.5%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
The Allstate Corp.	2.7%
Comfort Systems USA, Inc.	2.7%
Ralph Lauren Corp., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
BrightSpring Health Services, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Synchrony Financial	1.8%
FirstEnergy Corp.	1.7%
EMCOR Group, Inc.	1.7%
Delta Air Lines, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth was renamed to Victory Mid-Cap Core Growth Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000144975
Shareholder Report [Line Items]
Fund Name	Victory Mid-Cap Core Growth Fund
Class Name	Class R6
Trading Symbol	MGOSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$99	0.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund’s best-performing sectors for the year on a relative basis were industrials and financials relative to the Russell MidCap® Index (the “Index”).

• The largest individual contributors to the Fund’s relative performance were Comfort Systems USA, Inc. and BrightSpring Health Services, Inc.

Top detractors from performance:

• The Fund’s worst-performing sectors were information technology and materials.

• The absence of positions in Western Digital Corp. and Corning, Inc., both holdings within the Index, were the Fund’s two largest individual detractors over the past year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Mid-Cap Core Growth Fund Class R6 - $30,421	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Index - $31,060	Russell Midcap® Growth Index - $34,075
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,773	$11,790	$11,648	$11,705
6/18	$13,252	$13,484	$13,084	$13,873
6/19	$13,857	$14,889	$14,108	$15,806
6/20	$13,497	$16,006	$13,792	$17,689
6/21	$20,002	$22,536	$20,660	$25,432
6/22	$16,695	$20,144	$17,087	$17,911
6/23	$18,657	$24,091	$19,637	$22,054
6/24	$20,891	$30,006	$22,165	$25,373
6/25	$23,746	$34,556	$25,536	$32,095
6/26	$30,421	$42,271	$31,060	$34,075

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	28.11%Footnote Reference	8.75%	11.77%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 319,368,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,163,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$319,368
Number of Holdings	114
Investment Advisory Fees	$2,163
Portfolio Turnover	100%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	3.1%
Materials	3.9%
Consumer Staples	4.9%
Utilities	6.1%
Energy	6.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Information Technology	15.2%
Financials	16.5%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
The Allstate Corp.	2.7%
Comfort Systems USA, Inc.	2.7%
Ralph Lauren Corp., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
BrightSpring Health Services, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Synchrony Financial	1.8%
FirstEnergy Corp.	1.7%
EMCOR Group, Inc.	1.7%
Delta Air Lines, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth was renamed to Victory Mid-Cap Core Growth Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000144976
Shareholder Report [Line Items]
Fund Name	Victory Mid-Cap Core Growth Fund
Class Name	Class Y
Trading Symbol	MGOYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund’s best-performing sectors for the year on a relative basis were industrials and financials relative to the Russell MidCap® Index (the “Index”).

• The largest individual contributors to the Fund’s relative performance were Comfort Systems USA, Inc. and BrightSpring Health Services, Inc.

Top detractors from performance:

• The Fund’s worst-performing sectors were information technology and materials.

• The absence of positions in Western Digital Corp. and Corning, Inc., both holdings within the Index, were the Fund’s two largest individual detractors over the past year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Mid-Cap Core Growth Fund Class Y - $3,004,823	S&P 500® Index (regulatory broad based index) - $4,227,112	Russell Midcap® Index - $3,105,993	Russell Midcap® Growth Index - $3,407,536
6/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/17	$1,174,874	$1,178,960	$1,164,839	$1,170,467
6/18	$1,320,383	$1,348,424	$1,308,414	$1,387,259
6/19	$1,379,336	$1,488,895	$1,410,801	$1,580,637
6/20	$1,341,208	$1,600,639	$1,379,200	$1,768,910
6/21	$1,984,956	$2,253,606	$2,066,025	$2,543,186
6/22	$1,654,715	$2,014,367	$1,708,681	$1,791,055
6/23	$1,847,355	$2,409,064	$1,963,692	$2,205,359
6/24	$2,067,481	$3,000,635	$2,216,526	$2,537,314
6/25	$2,347,539	$3,455,641	$2,553,558	$3,209,452
6/26	$3,004,823	$4,227,112	$3,105,993	$3,407,536

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	28.00%Footnote Reference	8.65%	11.63%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Index	21.63%	8.50%	12.00%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 319,368,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,163,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$319,368
Number of Holdings	114
Investment Advisory Fees	$2,163
Portfolio Turnover	100%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	3.1%
Materials	3.9%
Consumer Staples	4.9%
Utilities	6.1%
Energy	6.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Information Technology	15.2%
Financials	16.5%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
The Allstate Corp.	2.7%
Comfort Systems USA, Inc.	2.7%
Ralph Lauren Corp., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
BrightSpring Health Services, Inc.	1.9%
Affiliated Managers Group, Inc.	1.9%
Synchrony Financial	1.8%
FirstEnergy Corp.	1.7%
EMCOR Group, Inc.	1.7%
Delta Air Lines, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, Victory Munder Mid-Cap Core Growth was renamed to Victory Mid-Cap Core Growth Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000144995
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class A
Trading Symbol	MAICX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All six regions posted gains during the period. Nine of the eleven sectors posted gains, with technology the highest-performing sector. The communication services sector trailed the broader MSCI ACWI ex USA Index (the "Index”).

Top contributors to performance:

• Security selection was positive and yielded relative outperformance for the Fund.

• Excess returns were generated in five of the six regions and eight of the eleven economic sectors relative to the Index.

• From a regional standpoint, security selection was strongest in Japan.

• From a sector standpoint, security selection was strongest in technology.

• From a style perspective, the Fund’s multi-factor exposure had a positive impact on relative performance, with business momentum generating the strongest signal. Exposure to value and quality were also additive.

Top detractors from performance:

• From a regional perspective, security selection was weakest in the UK.

• From a sector standpoint, security selection was weakest in utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Fund - Core Equity Class A @ NAV - $26,987	Victory Trivalent International Fund - Core Equity Class A @ MOP - $25,423	MSCI ACWI ex USA Index (Net) (regulatory broad based index) - $25,765
6/16	$10,000	$9,421	$10,000
6/17	$11,895	$11,206	$12,045
6/18	$12,816	$12,074	$12,922
6/19	$12,618	$11,887	$13,088
6/20	$12,005	$11,309	$12,460
6/21	$15,640	$14,734	$16,910
6/22	$12,617	$11,886	$13,626
6/23	$14,520	$13,679	$15,359
6/24	$16,824	$15,849	$17,144
6/25	$20,226	$19,054	$20,183
6/26	$26,987	$25,423	$25,765

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	33.43%Footnote Reference	11.53%	10.44%
Class A @ MOP	25.77%	10.21%	9.78%
MSCI ACWI ex USA Index (Net)	27.66%	8.79%	9.93%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 336,059,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 2,187,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$336,059
Number of Holdings	201
Investment Advisory Fees	$2,187
Portfolio Turnover	44%

C000144997
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class I
Trading Symbol	MICIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All six regions posted gains during the period. Nine of the eleven sectors posted gains, with technology the highest-performing sector. The communication services sector trailed the broader MSCI ACWI ex USA Index (the "Index”).

Top contributors to performance:

• Security selection was positive and yielded relative outperformance for the Fund.

• Excess returns were generated in five of the six regions and eight of the eleven economic sectors relative to the Index.

• From a regional standpoint, security selection was strongest in Japan.

• From a sector standpoint, security selection was strongest in technology.

• From a style perspective, the Fund’s multi-factor exposure had a positive impact on relative performance, with business momentum generating the strongest signal. Exposure to value and quality were also additive.

Top detractors from performance:

• From a regional perspective, security selection was weakest in the UK.

• From a sector standpoint, security selection was weakest in utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Fund - Core Equity Class I - $5,589,409	MSCI ACWI ex USA Index (Net) (regulatory broad based index) - $5,152,931
6/16	$2,000,000	$2,000,000
6/17	$2,386,004	$2,409,007
6/18	$2,578,593	$2,584,344
6/19	$2,551,623	$2,617,645
6/20	$2,436,747	$2,491,926
6/21	$3,183,589	$3,382,019
6/22	$2,577,612	$2,725,261
6/23	$2,974,613	$3,071,800
6/24	$3,458,616	$3,428,843
6/25	$4,176,292	$4,036,542
6/26	$5,589,409	$5,152,931

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class I	33.84%Footnote Reference	11.92%	10.82%
MSCI ACWI ex USA Index (Net)	27.66%	8.79%	9.93%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 336,059,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 2,187,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$336,059
Number of Holdings	201
Investment Advisory Fees	$2,187
Portfolio Turnover	44%

C000155527
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class R6
Trading Symbol	MAIRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All six regions posted gains during the period. Nine of the eleven sectors posted gains, with technology the highest-performing sector. The communication services sector trailed the broader MSCI ACWI ex USA Index (the "Index”).

Top contributors to performance:

• Security selection was positive and yielded relative outperformance for the Fund.

• Excess returns were generated in five of the six regions and eight of the eleven economic sectors relative to the Index.

• From a regional standpoint, security selection was strongest in Japan.

• From a sector standpoint, security selection was strongest in technology.

• From a style perspective, the Fund’s multi-factor exposure had a positive impact on relative performance, with business momentum generating the strongest signal. Exposure to value and quality were also additive.

Top detractors from performance:

• From a regional perspective, security selection was weakest in the UK.

• From a sector standpoint, security selection was weakest in utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Fund - Core Equity Class R6 - $28,088	MSCI ACWI ex USA Index (Net) (regulatory broad based index) - $25,765
6/16	$10,000	$10,000
6/17	$11,939	$12,045
6/18	$12,910	$12,922
6/19	$12,766	$13,088
6/20	$12,212	$12,460
6/21	$15,945	$16,910
6/22	$12,927	$13,626
6/23	$14,932	$15,359
6/24	$17,352	$17,144
6/25	$20,957	$20,183
6/26	$28,088	$25,765

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	34.03%Footnote Reference	11.99%	10.88%
MSCI ACWI ex USA Index (Net)	27.66%	8.79%	9.93%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 336,059,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 2,187,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$336,059
Number of Holdings	201
Investment Advisory Fees	$2,187
Portfolio Turnover	44%

C000144998
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class Y
Trading Symbol	MICYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All six regions posted gains during the period. Nine of the eleven sectors posted gains, with technology the highest-performing sector. The communication services sector trailed the broader MSCI ACWI ex USA Index (the "Index”).

Top contributors to performance:

• Security selection was positive and yielded relative outperformance for the Fund.

• Excess returns were generated in five of the six regions and eight of the eleven economic sectors relative to the Index.

• From a regional standpoint, security selection was strongest in Japan.

• From a sector standpoint, security selection was strongest in technology.

• From a style perspective, the Fund’s multi-factor exposure had a positive impact on relative performance, with business momentum generating the strongest signal. Exposure to value and quality were also additive.

Top detractors from performance:

• From a regional perspective, security selection was weakest in the UK.

• From a sector standpoint, security selection was weakest in utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Fund - Core Equity Class Y - $2,768,521	MSCI ACWI ex USA Index (Net) (regulatory broad based index) - $2,576,465
6/16	$1,000,000	$1,000,000
6/17	$1,192,818	$1,204,504
6/18	$1,288,331	$1,292,172
6/19	$1,271,122	$1,308,823
6/20	$1,212,669	$1,245,963
6/21	$1,584,026	$1,691,010
6/22	$1,282,462	$1,362,631
6/23	$1,477,697	$1,535,900
6/24	$1,716,482	$1,714,421
6/25	$2,068,945	$2,018,271
6/26	$2,768,521	$2,576,465

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	33.81%Footnote Reference	11.81%	10.72%
MSCI ACWI ex USA Index (Net)	27.66%	8.79%	9.93%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 336,059,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 2,187,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$336,059
Number of Holdings	201
Investment Advisory Fees	$2,187
Portfolio Turnover	44%

C000144999
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class A
Trading Symbol	MISAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Small-Cap Fund Class A @ NAV - $26,394	Victory Trivalent International Small-Cap Fund Class A @ MOP - $24,878	MSCI All Country World Index (regulatory broad based index) - $33,301	S&P Developed Ex-U.S. SmallCap Index - $21,659
6/16	$10,000	$9,426	$10,000	$10,000
6/17	$12,204	$11,503	$11,878	$12,135
6/18	$13,929	$13,129	$13,153	$13,469
6/19	$12,937	$12,195	$13,908	$12,640
6/20	$12,957	$12,213	$14,202	$12,117
6/21	$18,218	$17,172	$19,778	$17,402
6/22	$13,623	$12,841	$16,663	$13,005
6/23	$15,409	$14,524	$19,417	$14,370
6/24	$16,859	$15,891	$23,179	$15,461
6/25	$21,326	$20,102	$26,927	$18,521
6/26	$26,394	$24,878	$33,301	$21,659

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	23.70%Footnote Reference	7.70%	10.19%
Class A @ MOP	16.58%	6.43%	9.54%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 4,676,035,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 39,242,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

C000145000
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class C
Trading Symbol	MCISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$234	2.10%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Small-Cap Fund Class C @ NAV - $24,842	Victory Trivalent International Small-Cap Fund Class C @ CDSC - $24,842	MSCI All Country World Index (regulatory broad based index) - $33,301	S&P Developed Ex-U.S. SmallCap Index - $21,659
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$12,114	$12,114	$11,878	$12,135
6/18	$13,723	$13,723	$13,153	$13,469
6/19	$12,656	$12,656	$13,908	$12,640
6/20	$12,573	$12,573	$14,202	$12,117
6/21	$17,549	$17,549	$19,778	$17,402
6/22	$13,014	$13,014	$16,663	$13,005
6/23	$14,622	$14,622	$19,417	$14,370
6/24	$15,868	$15,868	$23,179	$15,461
6/25	$20,072	$20,072	$26,927	$18,521
6/26	$24,842	$24,842	$33,301	$21,659

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	22.77%Footnote Reference	6.88%	9.53%
Class C @ CDSC	21.77%	6.88%	9.53%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 4,676,035,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 39,242,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

C000145001
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class I
Trading Symbol	MISIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Small-Cap Fund Class I - $5,490,318	MSCI All Country World Index (regulatory broad based index) - $6,660,228	S&P Developed Ex-U.S. SmallCap Index - $4,331,749
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$2,449,076	$2,375,617	$2,427,051
6/18	$2,806,760	$2,630,500	$2,693,831
6/19	$2,618,890	$2,781,605	$2,528,014
6/20	$2,632,966	$2,840,309	$2,423,316
6/21	$3,716,723	$3,955,570	$3,480,362
6/22	$2,789,209	$3,332,582	$2,601,075
6/23	$3,169,126	$3,883,451	$2,874,080
6/24	$3,479,779	$4,635,866	$3,092,190
6/25	$4,419,978	$5,385,383	$3,704,188
6/26	$5,490,318	$6,660,228	$4,331,749

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class I	24.22%Footnote Reference	8.12%	10.63%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,676,035,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 39,242,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

C000145002
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class R6
Trading Symbol	MSSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Small-Cap Fund Class R6 - $27,189	MSCI All Country World Index (regulatory broad based index) - $33,301	S&P Developed Ex-U.S. SmallCap Index - $21,659
6/16	$10,000	$10,000	$10,000
6/17	$12,228	$11,878	$12,135
6/18	$13,999	$13,153	$13,469
6/19	$13,039	$13,908	$12,640
6/20	$13,086	$14,202	$12,117
6/21	$18,470	$19,778	$17,402
6/22	$13,841	$16,663	$13,005
6/23	$15,716	$19,417	$14,370
6/24	$17,251	$23,179	$15,461
6/25	$21,898	$26,927	$18,521
6/26	$27,189	$33,301	$21,659

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	24.16%Footnote Reference	8.04%	10.52%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,676,035,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 39,242,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

C000145003
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class Y
Trading Symbol	MYSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by continued enthusiasm for artificial intelligence and resilient corporate earnings despite a challenging geopolitical backdrop. All five regions were positive during the period and nine of the eleven economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Technology was the strongest-performing sector while communication services detracted from performance relative to the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance of the Index.

• Excess returns were generated in three of the five regions and six of the eleven sectors.

• Regionally, security selection was strongest in Japan.

• From a sector standpoint, outperformance was generated within the industrials, materials, and information technology sectors.

• From a style perspective, the Fund’s overall multi-factor exposure contributed positively to relative performance, with value generating the strongest signal.

Top detractors from performance:

• From a regional perspective, security selection was weakest in Europe.

• At the sector level, relative underperformance was concentrated in health care, utilities, and consumer staples.

• From a style perspective, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Trivalent International Small-Cap Fund Class Y - $2,704,953	MSCI All Country World Index (regulatory broad based index) - $3,330,114	S&P Developed Ex-U.S. SmallCap Index - $2,165,874
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,222,733	$1,187,809	$1,213,526
6/18	$1,399,405	$1,315,250	$1,346,916
6/19	$1,303,167	$1,390,803	$1,264,007
6/20	$1,308,501	$1,420,155	$1,211,658
6/21	$1,844,509	$1,977,785	$1,740,181
6/22	$1,382,121	$1,666,291	$1,300,538
6/23	$1,567,776	$1,941,726	$1,437,040
6/24	$1,718,874	$2,317,933	$1,546,095
6/25	$2,180,436	$2,692,692	$1,852,094
6/26	$2,704,953	$3,330,114	$2,165,874

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	24.06%Footnote Reference	7.96%	10.46%
MSCI All Country World Index	23.67%	10.98%	12.78%
S&P Developed Ex-U.S. SmallCap Index	16.94%	4.47%	8.03%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,676,035,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 39,242,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,676,035
Number of Holdings	232
Investment Advisory Fees	$39,242
Portfolio Turnover	55%

C000002333
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class A
Trading Symbol	SRVEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Diversified Stock Fund Class A @ NAV - $39,732	Victory Diversified Stock Fund Class A @ MOP - $37,441	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$9,423	$10,000
6/17	$11,186	$10,541	$11,790
6/18	$12,758	$12,022	$13,484
6/19	$13,319	$12,551	$14,889
6/20	$13,811	$13,015	$16,006
6/21	$19,457	$18,335	$22,536
6/22	$17,816	$16,789	$20,144
6/23	$21,732	$20,479	$24,091
6/24	$26,873	$25,323	$30,006
6/25	$31,370	$29,561	$34,556
6/26	$39,732	$37,441	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	26.66%Footnote Reference	15.35%Footnote Reference	14.79%
Class A @ MOP	19.38%	13.99%	14.11%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 395,838,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,407,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%

C000002336
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class C
Trading Symbol	VDSCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$228	2.02%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Diversified Stock Fund Class C @ NAV - $36,922	Victory Diversified Stock Fund Class C @ CDSC - $36,922	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$10,000	$10,000
6/17	$11,088	$11,088	$11,790
6/18	$12,542	$12,542	$13,484
6/19	$12,979	$12,979	$14,889
6/20	$13,332	$13,332	$16,006
6/21	$18,602	$18,602	$22,536
6/22	$16,873	$16,873	$20,144
6/23	$20,394	$20,394	$24,091
6/24	$24,972	$24,972	$30,006
6/25	$29,150	$29,150	$34,556
6/26	$36,922	$36,922	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	25.45%Footnote Reference	14.25%	13.95%
Class C @ CDSC	24.45%	14.25%	13.95%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 395,838,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,407,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%

C000052113
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class I
Trading Symbol	VDSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Diversified Stock Fund Class I - $8,140,637	S&P 500® Index (regulatory broad based index) - $8,454,225
6/16	$2,000,000	$2,000,000
6/17	$2,241,997	$2,357,920
6/18	$2,563,826	$2,696,848
6/19	$2,683,635	$2,977,791
6/20	$2,789,879	$3,201,277
6/21	$3,939,973	$4,507,211
6/22	$3,617,038	$4,028,733
6/23	$4,423,091	$4,818,127
6/24	$5,480,428	$6,001,270
6/25	$6,411,980	$6,911,282
6/26	$8,140,637	$8,454,225

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class I	26.96%Footnote Reference	15.62%Footnote Reference	15.07%Footnote Reference
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 395,838,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,407,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%

C000002337
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R
Trading Symbol	GRINX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$151	1.33%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Diversified Stock Fund Class R - $38,623	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$10,000
6/17	$11,153	$11,790
6/18	$12,684	$13,484
6/19	$13,210	$14,889
6/20	$13,657	$16,006
6/21	$19,182	$22,536
6/22	$17,516	$20,144
6/23	$21,312	$24,091
6/24	$26,266	$30,006
6/25	$30,570	$34,556
6/26	$38,623	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R	26.34%Footnote Reference	15.02%Footnote Reference	14.47%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 395,838,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,407,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%

C000138365
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R6
Trading Symbol	VDSRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Diversified Stock Fund Class R6 - $40,910	S&P 500® Index (regulatory broad based index) - $42,271
6/16	$10,000	$10,000
6/17	$11,214	$11,790
6/18	$12,831	$13,484
6/19	$13,437	$14,889
6/20	$13,976	$16,006
6/21	$19,747	$22,536
6/22	$18,136	$20,144
6/23	$22,195	$24,091
6/24	$27,506	$30,006
6/25	$32,198	$34,556
6/26	$40,910	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	27.06%Footnote Reference	15.68%Footnote Reference	15.13%Footnote Reference
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 395,838,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,407,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%

C000111270
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class Y
Trading Symbol	VDSYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s strongest relative performance versus the S&P 500® Index was driven by the financials and industrials sectors.

  Stocks that contributed most positively to the Fund’s relative performance were KLA Corp. and Comfort Systems USA, Inc.

Top detractors from performance:

  The information technology and materials sectors weighed most heavily on the Fund's relative performance.

  The Fund's underweight position in Micron Technology, Inc. and lack of exposure to Advanced Micro Devices, Inc. were the largest detractors in terms of relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Diversified Stock Fund Class Y - $4,057,576	S&P 500® Index (regulatory broad based index) - $4,227,112
6/16	$1,000,000	$1,000,000
6/17	$1,120,900	$1,178,960
6/18	$1,280,447	$1,348,424
6/19	$1,339,730	$1,488,895
6/20	$1,392,466	$1,600,639
6/21	$1,965,982	$2,253,606
6/22	$1,804,824	$2,014,367
6/23	$2,206,520	$2,409,064
6/24	$2,732,329	$3,000,635
6/25	$3,195,693	$3,455,641
6/26	$4,057,576	$4,227,112

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	26.97%Footnote Reference	15.59%Footnote Reference	15.03%Footnote Reference
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 395,838,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,407,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$395,838
Number of Holdings	114
Investment Advisory Fees	$2,407
Portfolio Turnover	80%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.0%
Energy	2.8%
Materials	3.1%
Consumer Staples	5.7%
Consumer Discretionary	7.1%
Communication Services	9.1%
Health Care	9.2%
Industrials	10.1%
Financials	12.2%
Information TechnologyFootnote Reference**	36.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.5%
Apple, Inc.	7.6%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.5%
KLA Corp.	2.2%
Amazon.com, Inc.	1.8%
State Street Real Estate Select Sector SPDR ETF	1.8%
Amphenol Corp., Class A	1.6%

C000002344
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class A
Trading Symbol	IPFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Fund for Income Class A @ NAV - $11,283	Victory Fund for Income Class A @ MOP - $11,026	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg 1-5 Year U.S. Government Bond Index - $11,744
6/16	$10,000	$9,772	$10,000	$10,000
6/17	$9,877	$9,652	$9,969	$9,948
6/18	$9,815	$9,591	$9,929	$9,911
6/19	$10,269	$10,035	$10,710	$10,401
6/20	$10,655	$10,413	$11,646	$10,956
6/21	$10,554	$10,313	$11,607	$10,921
6/22	$10,024	$9,796	$10,413	$10,389
6/23	$9,979	$9,752	$10,315	$10,350
6/24	$10,403	$10,166	$10,587	$10,778
6/25	$10,977	$10,727	$11,230	$11,436
6/26	$11,283	$11,026	$11,656	$11,744

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	2.79%	1.35%	1.21%
Class A @ MOP	0.44%	0.88%	0.98%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 337,739,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,677,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%

C000002345
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class C
Trading Symbol	VFFCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$173	1.71%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Fund for Income Class C @ NAV - $10,600	Victory Fund for Income Class C @ CDSC - $10,600	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg 1-5 Year U.S. Government Bond Index - $11,744
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$9,809	$9,809	$9,969	$9,948
6/18	$9,661	$9,661	$9,929	$9,911
6/19	$10,032	$10,032	$10,710	$10,401
6/20	$10,321	$10,321	$11,646	$10,956
6/21	$10,140	$10,140	$11,607	$10,921
6/22	$9,550	$9,550	$10,413	$10,389
6/23	$9,444	$9,444	$10,315	$10,350
6/24	$9,773	$9,773	$10,587	$10,778
6/25	$10,312	$10,312	$11,230	$11,436
6/26	$10,600	$10,600	$11,656	$11,744

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	1.90%	0.55%	0.58%
Class C @ CDSC	0.92%	0.55%	0.58%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 337,739,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,677,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%

C000098399
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class I
Trading Symbol	VFFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Fund for Income Class I - $2,319,869	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,331,106	Bloomberg 1-5 Year U.S. Government Bond Index - $2,348,759
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$1,983,073	$1,993,707	$1,989,658
6/18	$1,973,800	$1,985,787	$1,982,143
6/19	$2,070,887	$2,142,053	$2,080,129
6/20	$2,154,495	$2,329,261	$2,191,165
6/21	$2,141,925	$2,321,499	$2,184,107
6/22	$2,036,951	$2,082,567	$2,077,762
6/23	$2,036,010	$2,063,037	$2,069,906
6/24	$2,128,044	$2,117,316	$2,155,627
6/25	$2,251,220	$2,245,965	$2,287,257
6/26	$2,319,869	$2,331,106	$2,348,759

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class I	3.05%	1.61%	1.49%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 337,739,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,677,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%

C000002346
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R
Trading Symbol	GGIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Fund for Income Class R - $11,294	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg 1-5 Year U.S. Government Bond Index - $11,744
6/16	$10,000	$10,000	$10,000
6/17	$9,887	$9,969	$9,948
6/18	$9,827	$9,929	$9,911
6/19	$10,281	$10,710	$10,401
6/20	$10,655	$11,646	$10,956
6/21	$10,566	$11,607	$10,921
6/22	$10,035	$10,413	$10,389
6/23	$9,991	$10,315	$10,350
6/24	$10,414	$10,587	$10,778
6/25	$10,988	$11,230	$11,436
6/26	$11,294	$11,656	$11,744

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R	2.78%	1.34%	1.22%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 337,739,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,677,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%

C000155524
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R6
Trading Symbol	VFFRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Fund for Income Class R6 - $11,611	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg 1-5 Year U.S. Government Bond Index - $11,744
6/16	$10,000	$10,000	$10,000
6/17	$9,914	$9,969	$9,948
6/18	$9,879	$9,929	$9,911
6/19	$10,366	$10,710	$10,401
6/20	$10,775	$11,646	$10,956
6/21	$10,714	$11,607	$10,921
6/22	$10,189	$10,413	$10,389
6/23	$10,171	$10,315	$10,350
6/24	$10,663	$10,587	$10,778
6/25	$11,265	$11,230	$11,436
6/26	$11,611	$11,656	$11,744

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	3.06%	1.62%	1.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 337,739,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,677,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%

C000111273
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class Y
Trading Symbol	VFFYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Fund for Income Class Y - $1,151,199	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,553	Bloomberg 1-5 Year U.S. Government Bond Index - $1,174,380
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$989,577	$996,854	$994,829
6/18	$985,373	$992,893	$991,071
6/19	$1,033,097	$1,071,027	$1,040,065
6/20	$1,074,124	$1,164,631	$1,095,582
6/21	$1,065,975	$1,160,749	$1,092,054
6/22	$1,013,462	$1,041,283	$1,038,881
6/23	$1,010,827	$1,031,519	$1,034,953
6/24	$1,057,355	$1,058,658	$1,077,814
6/25	$1,117,842	$1,122,982	$1,143,629
6/26	$1,151,199	$1,165,553	$1,174,380

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	2.98%	1.55%	1.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.62%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 337,739,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,677,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%

C000219862
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Member Class
Trading Symbol	VFFMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The mortgage market had a larger excess return relative to duration-neutral U.S. Treasury bonds than any of the other five fixed-income sectors in the Bloomberg U.S. Aggregate Bond Index.

  Ginnie Mae (“GNMA”) had the greatest excess return relative to duration-neutral U.S. Treasury bonds compared to the other mortgage bond types (i.e., Fannie Mae and Freddie Mac).

  Within the Fund’s portfolio, the largest allocation to older, higher-coupon GNMA drove fund performance, while the Fund’s approximately 23% allocation to U.S. Treasury bonds provided strong support and ample liquidity. The Fund’s modest 2% allocation to structured products (collateralized mortgage obligations) had the highest excess return versus duration-neutral U.S. Treasury bonds.

Top detractors from performance:

  Given the Fund’s primary holding of older GNMA, the behavior of the short end of the yield curve is meaningful to the Fund’s performance. At the beginning of the period the U.S. Treasury two-year yield was about 3.72%, falling roughly 35 basis points to 3.37% on February 27, 2026, for the low, yet rose to 4.17% by June 30, 2026. As bond prices move inversely to yields, this rise in rates weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Fund for Income Member Class - $10,711	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,983	Bloomberg 1-5 Year U.S. Government Bond Index - $10,718
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$9,942	$9,942	$9,967
6/22	$9,447	$8,919	$9,481
6/23	$9,420	$8,835	$9,446
6/24	$9,848	$9,068	$9,837
6/25	$10,406	$9,619	$10,437
6/26	$10,711	$9,983	$10,718

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Member Class	2.94%	1.50%	1.22%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.03%
Bloomberg 1-5 Year U.S. Government Bond Index	2.69%	1.46%	1.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 337,739,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 1,677,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$337,739
Number of Holdings	490
Investment Advisory Fees	$1,677
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	69.1%
U.S. Treasury Obligations	20.0%
Collateralized Mortgage Obligations	1.5%

C000002332
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class A
Trading Symbol	SBFCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2026, the Fund is overweight compared to the ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the “Index”) in the consumer discretionary, health care, industrials, and information technology sectors. It is underweight in the real estate and utilities sectors. It is approximately equally weighted to other sectors. The Fund is broadly diversified among individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ended June 30, 2026, was led by the information technology sector, followed by the real estate and utilities sectors.

  Performance relative to the Index was helped by an overweight position in the materials sector, and positive security selection in the consumer discretionary and real estate sectors.

Top detractors from performance:

  Performance in the financials, industrials, and energy sectors subtracted from returns.

  Performance relative to the Index was hurt by an overweight in the financials and industrials sectors, and an underweight in the utilities sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Investment Grade Convertible Fund Class A @ NAV - $20,823	Victory Investment Grade Convertible Fund Class A @ MOP - $20,361	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $24,295	ICE BofAML Investment Grade U.S. Convertible Index - $27,289
6/16	$10,000	$9,778	$10,000	$10,000	$10,000
6/17	$11,342	$11,091	$9,969	$11,658	$12,040
6/18	$12,574	$12,295	$9,929	$12,944	$13,827
6/19	$13,534	$13,234	$10,710	$14,432	$15,280
6/20	$14,030	$13,719	$11,646	$14,703	$15,457
6/21	$17,636	$17,245	$11,607	$17,990	$18,661
6/22	$16,063	$15,708	$10,413	$17,421	$17,776
6/23	$16,626	$16,258	$10,315	$18,071	$18,371
6/24	$17,873	$17,477	$10,587	$19,579	$19,840
6/25	$19,193	$18,768	$11,230	$21,894	$21,984
6/26	$20,823	$20,361	$11,656	$24,295	$27,289

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	8.49%	3.38%	7.61%
Class A @ MOP	6.07%	2.91%	7.37%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	10.97%	6.19%	9.28%
ICE BofAML Investment Grade U.S. Convertible Index	24.13%	7.90%	10.56%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 241,596,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,861,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$241,596
Number of Holdings	61
Investment Advisory Fees	$1,861
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.2%
Materials	1.1%
Consumer Discretionary	4.1%
Health Care	5.1%
Industrials	8.3%
Information Technology	8.4%
Real Estate	14.1%
Utilities	26.5%
Financials	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp., Series L, 7.25%	5.1%
Uber Technologies, Inc., 0.88%, 12/1/28	5.0%
Welltower OP LLC, 2.75%, 5/15/28	4.8%
Wells Fargo & Co., Series L, 7.50%	4.5%
Vishay Intertechnology, Inc., 2.25%, 9/15/30	4.4%
Meritage Homes Corp., 1.75%, 5/15/28	4.1%
Envista Holdings Corp., 1.75%, 8/15/28	3.7%
Barclays Bank PLC, 1.00%, 2/16/29	3.7%
NextEra Energy, Inc., 7.30%, 6/1/27	3.3%
The Southern Co., Series A, 7.13%, 12/15/28	3.3%

C000052112
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class I
Trading Symbol	VICIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2026, the Fund is overweight compared to the ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the “Index”) in the consumer discretionary, health care, industrials, and information technology sectors. It is underweight in the real estate and utilities sectors. It is approximately equally weighted to other sectors. The Fund is broadly diversified among individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ended June 30, 2026, was led by the information technology sector, followed by the real estate and utilities sectors.

  Performance relative to the Index was helped by an overweight position in the materials sector, and positive security selection in the consumer discretionary and real estate sectors.

Top detractors from performance:

  Performance in the financials, industrials, and energy sectors subtracted from returns.

  Performance relative to the Index was hurt by an overweight in the financials and industrials sectors, and an underweight in the utilities sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Investment Grade Convertible Fund Class I - $4,326,300	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,331,106	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $4,859,002	ICE BofAML Investment Grade U.S. Convertible Index - $5,457,735
6/16	$2,000,000	$2,000,000	$2,000,000	$2,000,000
6/17	$2,279,634	$1,993,707	$2,331,504	$2,408,053
6/18	$2,536,487	$1,985,787	$2,588,873	$2,765,387
6/19	$2,742,419	$2,142,053	$2,886,436	$3,055,992
6/20	$2,856,876	$2,329,261	$2,940,538	$3,091,312
6/21	$3,607,812	$2,321,499	$3,598,060	$3,732,235
6/22	$3,298,283	$2,082,567	$3,484,241	$3,555,168
6/23	$3,420,978	$2,063,037	$3,614,138	$3,674,217
6/24	$3,691,933	$2,117,316	$3,915,784	$3,968,072
6/25	$3,976,476	$2,245,965	$4,378,844	$4,396,798
6/26	$4,326,300	$2,331,106	$4,859,002	$5,457,735

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class I	8.80%	3.70%	8.02%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	10.97%	6.19%	9.28%
ICE BofAML Investment Grade U.S. Convertible Index	24.13%	7.90%	10.56%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 241,596,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,861,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$241,596
Number of Holdings	61
Investment Advisory Fees	$1,861
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.2%
Materials	1.1%
Consumer Discretionary	4.1%
Health Care	5.1%
Industrials	8.3%
Information Technology	8.4%
Real Estate	14.1%
Utilities	26.5%
Financials	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp., Series L, 7.25%	5.1%
Uber Technologies, Inc., 0.88%, 12/1/28	5.0%
Welltower OP LLC, 2.75%, 5/15/28	4.8%
Wells Fargo & Co., Series L, 7.50%	4.5%
Vishay Intertechnology, Inc., 2.25%, 9/15/30	4.4%
Meritage Homes Corp., 1.75%, 5/15/28	4.1%
Envista Holdings Corp., 1.75%, 8/15/28	3.7%
Barclays Bank PLC, 1.00%, 2/16/29	3.7%
NextEra Energy, Inc., 7.30%, 6/1/27	3.3%
The Southern Co., Series A, 7.13%, 12/15/28	3.3%

C000219861
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Member Class
Trading Symbol	SBFMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2026, the Fund is overweight compared to the ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the “Index”) in the consumer discretionary, health care, industrials, and information technology sectors. It is underweight in the real estate and utilities sectors. It is approximately equally weighted to other sectors. The Fund is broadly diversified among individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ended June 30, 2026, was led by the information technology sector, followed by the real estate and utilities sectors.

  Performance relative to the Index was helped by an overweight position in the materials sector, and positive security selection in the consumer discretionary and real estate sectors.

Top detractors from performance:

  Performance in the financials, industrials, and energy sectors subtracted from returns.

  Performance relative to the Index was hurt by an overweight in the financials and industrials sectors, and an underweight in the utilities sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Investment Grade Convertible Fund Member Class - $14,122	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,983	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $15,630	ICE BofAML Investment Grade U.S. Convertible Index - $16,509
11/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/21	$11,869	$9,942	$11,574	$11,290
6/22	$10,829	$8,919	$11,208	$10,754
6/23	$11,215	$8,835	$11,626	$11,114
6/24	$12,082	$9,068	$12,596	$12,003
6/25	$12,991	$9,619	$14,086	$13,300
6/26	$14,122	$9,983	$15,630	$16,509

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Member Class	8.70%	3.54%	6.29%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.03%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	10.97%	6.19%	8.21%
ICE BofAML Investment Grade U.S. Convertible Index	24.13%	7.90%	9.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 241,596,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,861,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$241,596
Number of Holdings	61
Investment Advisory Fees	$1,861
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.2%
Materials	1.1%
Consumer Discretionary	4.1%
Health Care	5.1%
Industrials	8.3%
Information Technology	8.4%
Real Estate	14.1%
Utilities	26.5%
Financials	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp., Series L, 7.25%	5.1%
Uber Technologies, Inc., 0.88%, 12/1/28	5.0%
Welltower OP LLC, 2.75%, 5/15/28	4.8%
Wells Fargo & Co., Series L, 7.50%	4.5%
Vishay Intertechnology, Inc., 2.25%, 9/15/30	4.4%
Meritage Homes Corp., 1.75%, 5/15/28	4.1%
Envista Holdings Corp., 1.75%, 8/15/28	3.7%
Barclays Bank PLC, 1.00%, 2/16/29	3.7%
NextEra Energy, Inc., 7.30%, 6/1/27	3.3%
The Southern Co., Series A, 7.13%, 12/15/28	3.3%

C000002334
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class A
Trading Symbol	VETAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Established Value Fund Class A @ NAV - $28,627	Victory Sycamore Established Value Fund Class A @ MOP - $26,980	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$9,425	$10,000	$10,000
6/17	$11,594	$10,927	$11,790	$11,593
6/18	$12,890	$12,149	$13,484	$12,473
6/19	$13,592	$12,811	$14,889	$12,932
6/20	$12,471	$11,754	$16,006	$11,405
6/21	$19,393	$18,278	$22,536	$17,456
6/22	$18,519	$17,454	$20,144	$15,711
6/23	$20,977	$19,770	$24,091	$17,361
6/24	$23,224	$21,888	$30,006	$19,441
6/25	$24,224	$22,830	$34,556	$21,683
6/26	$28,627	$26,980	$42,271	$27,455

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	18.18%Footnote Reference	8.10%	11.09%
Class A @ MOP	11.38%	6.83%	10.43%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 15,415,164,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 73,320,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%

C000169232
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class C
Trading Symbol	VEVCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$200	1.84%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Established Value Fund Class C @ NAV - $26,917	Victory Sycamore Established Value Fund Class C @ CDSC - $26,917	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,503	$11,503	$11,790	$11,593
6/18	$12,689	$12,689	$13,484	$12,473
6/19	$13,279	$13,279	$14,889	$12,932
6/20	$12,091	$12,091	$16,006	$11,405
6/21	$18,658	$18,658	$22,536	$17,456
6/22	$17,683	$17,683	$20,144	$15,711
6/23	$19,876	$19,876	$24,091	$17,361
6/24	$21,837	$21,837	$30,006	$19,441
6/25	$22,777	$22,777	$34,556	$21,683
6/26	$26,917	$26,917	$42,271	$27,455

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	17.04%Footnote Reference	7.21%	10.41%
Class C @ CDSC	16.04%	7.21%	10.41%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 15,415,164,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 73,320,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%

C000052114
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class I
Trading Symbol	VEVIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Established Value Fund Class I - $5,902,189	S&P 500® Index (regulatory broad based index) - $8,454,225	Russell Midcap® Value Index - $5,491,043
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$2,324,436	$2,357,920	$2,318,510
6/18	$2,591,786	$2,696,848	$2,494,608
6/19	$2,742,013	$2,977,791	$2,586,441
6/20	$2,523,522	$3,201,277	$2,280,934
6/21	$3,936,786	$4,507,211	$3,491,289
6/22	$3,771,239	$4,028,733	$3,142,267
6/23	$4,285,638	$4,818,127	$3,472,290
6/24	$4,759,586	$6,001,270	$3,888,183
6/25	$4,978,776	$6,911,282	$4,336,648
6/26	$5,902,189	$8,454,225	$5,491,043

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class I	18.55%Footnote Reference	8.44%	11.43%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 15,415,164,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 73,320,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%

C000002335
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R
Trading Symbol	GETGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Established Value Fund Class R - $28,041	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$10,000	$10,000
6/17	$11,569	$11,790	$11,593
6/18	$12,840	$13,484	$12,473
6/19	$13,511	$14,889	$12,932
6/20	$12,371	$16,006	$11,405
6/21	$19,199	$22,536	$17,456
6/22	$18,295	$20,144	$15,711
6/23	$20,677	$24,091	$17,361
6/24	$22,848	$30,006	$19,441
6/25	$23,776	$34,556	$21,683
6/26	$28,041	$42,271	$27,455

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R	17.94%Footnote Reference	7.87%	10.86%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 15,415,164,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 73,320,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%

C000138366
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R6
Trading Symbol	VEVRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Established Value Fund Class R6 - $29,647	S&P 500® Index (regulatory broad based index) - $42,271	Russell Midcap® Value Index - $27,455
6/16	$10,000	$10,000	$10,000
6/17	$11,634	$11,790	$11,593
6/18	$12,984	$13,484	$12,473
6/19	$13,737	$14,889	$12,932
6/20	$12,645	$16,006	$11,405
6/21	$19,736	$22,536	$17,456
6/22	$18,914	$20,144	$15,711
6/23	$21,501	$24,091	$17,361
6/24	$23,892	$30,006	$19,441
6/25	$25,000	$34,556	$21,683
6/26	$29,647	$42,271	$27,455

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	18.59%Footnote Reference	8.48%	11.48%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 15,415,164,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 73,320,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%

C000111271
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class Y
Trading Symbol	VEVYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across 10 of the 11 major economic sectors, with three sectors outpacing the broader Index. Information technology was the top-performing sector in the Index, posting a return of 126.33%. By contrast, consumer staples was the weakest-performing sector in the Index, returning -0.48%.

Top contributors to performance:

  Stock selection in the consumer staples and consumer discretionary sectors contributed positively to relative performance. The Fund’s underweight allocations to the financials and real estate sectors also contributed positively to relative performance.

  The Fund had no exposure to the communication services sector, which detracted from the broader Index returns and therefore contributed positively to the Fund’s relative performance.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection and sector allocation both detracted from relative return, with stock selection having the larger impact on relative underperformance for the period.

  Stock selection in the information technology, industrials, health care and energy sectors detracted from relative performance.

  The Fund’s underweight allocation to the information technology sector (the top-performing sector) also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Established Value Fund Class Y - $2,939,223	S&P 500® Index (regulatory broad based index) - $4,227,112	Russell Midcap® Value Index - $2,745,521
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,162,374	$1,178,960	$1,159,255
6/18	$1,296,214	$1,348,424	$1,247,304
6/19	$1,371,049	$1,488,895	$1,293,221
6/20	$1,261,333	$1,600,639	$1,140,467
6/21	$1,967,494	$2,253,606	$1,745,645
6/22	$1,883,998	$2,014,367	$1,571,133
6/23	$2,139,169	$2,409,064	$1,736,145
6/24	$2,373,889	$3,000,635	$1,944,092
6/25	$2,481,418	$3,455,641	$2,168,324
6/26	$2,939,223	$4,227,112	$2,745,521

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	18.45%Footnote Reference	8.36%	11.38%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 15,415,164,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 73,320,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$15,415,164
Number of Holdings	77
Investment Advisory Fees	$73,320
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.8%
Utilities	5.6%
Real Estate	6.1%
Energy	6.7%
Financials	7.5%
Health Care	8.9%
Materials	10.2%
Information Technology	11.6%
Consumer Discretionary	12.7%
Industrials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.3%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc., Class B	1.9%

C000002356
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class A
Trading Symbol	SSGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$143	1.24%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Small Company Opportunity Fund Class A @ NAV - $27,610	Victory Sycamore Small Company Opportunity Fund Class A @ MOP - $26,021	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$9,424	$10,000	$10,000
6/17	$12,439	$11,723	$11,851	$12,486
6/18	$14,209	$13,391	$13,602	$14,121
6/19	$14,633	$13,791	$14,824	$13,241
6/20	$12,692	$11,961	$15,792	$10,927
6/21	$19,605	$18,477	$22,767	$18,934
6/22	$17,820	$16,795	$19,610	$15,851
6/23	$19,973	$18,824	$23,327	$16,803
6/24	$20,955	$19,749	$28,721	$18,634
6/25	$21,231	$20,009	$33,114	$19,666
6/26	$27,610	$26,021	$40,672	$28,123

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	30.05%Footnote Reference	7.09%	10.69%
Class A @ MOP	22.56%	5.83%	10.04%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 4,677,890,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 38,611,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%

C000052116
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class I
Trading Symbol	VSOIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Small Company Opportunity Fund Class I - $5,712,758	Russell 3000® Index (regulatory broad based index) - $8,134,350	Russell 2000® Value Index - $5,624,633
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$2,495,808	$2,370,189	$2,497,139
6/18	$2,859,941	$2,720,458	$2,824,245
6/19	$2,955,479	$2,964,824	$2,648,141
6/20	$2,572,261	$3,158,414	$2,185,325
6/21	$3,986,608	$4,553,309	$3,786,724
6/22	$3,636,622	$3,921,964	$3,170,228
6/23	$4,091,110	$4,665,320	$3,360,681
6/24	$4,307,503	$5,744,180	$3,726,851
6/25	$4,378,217	$6,622,796	$3,933,146
6/26	$5,712,758	$8,134,350	$5,624,633

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class I	30.48%Footnote Reference	7.46%	11.07%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,677,890,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 38,611,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%

C000002357
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R
Trading Symbol	GOGFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$165	1.44%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Small Company Opportunity Fund Class R - $27,069	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000
6/17	$12,413	$11,851	$12,486
6/18	$14,145	$13,602	$14,121
6/19	$14,534	$14,824	$13,241
6/20	$12,586	$15,792	$10,927
6/21	$19,408	$22,767	$18,934
6/22	$17,612	$19,610	$15,851
6/23	$19,706	$23,327	$16,803
6/24	$20,634	$28,721	$18,634
6/25	$20,854	$33,114	$19,666
6/26	$27,069	$40,672	$28,123

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R	29.80%Footnote Reference	6.88%	10.47%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,677,890,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 38,611,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%

C000164985
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R6
Trading Symbol	VSORX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$97	0.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Small Company Opportunity Fund Class R6 - $28,670	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123
6/16	$10,000	$10,000	$10,000
6/17	$12,478	$11,851	$12,486
6/18	$14,302	$13,602	$14,121
6/19	$14,783	$14,824	$13,241
6/20	$12,874	$15,792	$10,927
6/21	$19,961	$22,767	$18,934
6/22	$18,219	$19,610	$15,851
6/23	$20,499	$23,327	$16,803
6/24	$21,594	$28,721	$18,634
6/25	$21,958	$33,114	$19,666
6/26	$28,670	$40,672	$28,123

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	30.57%Footnote Reference	7.51%	11.11%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,677,890,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 38,611,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%

C000111275
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class Y
Trading Symbol	VSOYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2026. Index returns were positive across all 11 major economic sectors, with four sectors outpacing the broader Index. Within the Index, information technology was the top-performing sector, returning 128.58%. Utilities was the weakest-performing sector within the Index, returning 15.04%.

Top contributors to performance:

  The Fund’s underweight in the real estate and utilities (the weakest-performing sector within the Index) sectors contributed positively to relative performance.

  Stock selection in the information technology sector (the top-performing sector) contributed positively to relative performance, and the Fund's overweight position in that sector further added to relative return.

Top detractors from performance:

  For the trailing 12-month period ended June 30, 2026, stock selection was the primary driver of relative underperformance, while sector allocation was roughly neutral for the period.

  Stock selection in the materials, financials, health care, and consumer discretionary sectors detracted most from relative performance for the period.

  The Fund's underweight position in the health care sector, which outperformed the broader Index, also detracted from relative performance.

  The Fund’s underweight position in the communication services sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Sycamore Small Company Opportunity Fund Class Y - $2,822,379	Russell 3000® Index (regulatory broad based index) - $4,067,175	Russell 2000® Value Index - $2,812,317
6/16	$1,000,000	$1,000,000	$1,000,000
6/17	$1,244,872	$1,185,095	$1,248,570
6/18	$1,423,363	$1,360,229	$1,412,122
6/19	$1,468,780	$1,482,412	$1,324,070
6/20	$1,276,651	$1,579,207	$1,092,663
6/21	$1,975,895	$2,276,654	$1,893,362
6/22	$1,801,853	$1,960,982	$1,585,114
6/23	$2,025,351	$2,332,660	$1,680,340
6/24	$2,131,036	$2,872,090	$1,863,426
6/25	$2,164,713	$3,311,398	$1,966,573
6/26	$2,822,379	$4,067,175	$2,812,317

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	30.38%Footnote Reference	7.39%	10.93%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,677,890,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 38,611,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$4,677,890
Number of Holdings	105
Investment Advisory Fees	$38,611
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.1%
Real Estate	3.3%
Consumer Staples	4.7%
Materials	5.8%
Health Care	6.8%
Energy	6.9%
Information Technology	9.7%
Consumer Discretionary	10.9%
Industrials	22.0%
Financials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
United Bankshares, Inc.	1.6%
Renasant Corp.	1.6%
UMB Financial Corp.	1.6%
Charles River Laboratories International, Inc.	1.6%
Old National Bancorp	1.5%
The Chefs' Warehouse, Inc.	1.5%
MSA Safety, Inc.	1.4%
Ryman Hospitality Properties, Inc.	1.4%
Simpson Manufacturing Co., Inc.	1.4%
McGrath RentCorp	1.4%